EVENTS SUBSEQUENT TO THE REPORTING DATE	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
EVENTS SUBSEQUENT TO THE REPORTING DATE [Text Block]

18. EVENTS SUBSEQUENT TO THE REPORTING DATE

Subsequent to the year ended December 31, 2020, the Company:

a) Executed an option agreement for the Flåt, Bamble and Brattåssen projects in Norway, and for the Mjövattnet and Njuggträskliden projects in Sweden providing Martin Laboratories EMG Limited ("MLE"), a private UK based company the option to acquire 100% of the project interest. The agreement provides the Company with an equity interest in MLE, a 2.5% NSR royalty on each project, and other considerations including advanced annual royalties and milestone payments. MLE may also issue up to 9.9% of its issued and outstanding share capital to the Company as certain conditions are satisfied.

b) Subject to TSX approval, executed a definitive agreement with GLR and Agnico Eagle Mines Limited. ("Agnico"), by which GLR can acquire a 100% interest in Agnico's Oijärvi Gold Project located in central Finland and the Solvik Gold Project located in southern Sweden for an aggregate purchase price of US$10,000 comprised of staged payments totaling US$7,000 in cash, US$1,500 in shares of GLR and US$1,500 in shares of EMX over three years. Agnico will retain a 2% NSR royalty on the projects, 1% (half) of which may be purchased at any time by EMX for US$1,000. EMX will receive additional share and cash payments from GLR as reimbursement for the US$1,500 of EMX shares issued to Agnico over the course of the agreement.